Exhibit 99.1

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sunrun Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re:	Sunrun Vulcan Issuer 2021-1, LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “2021-1 Data Tape v6.xlsx” (the “Data File”), provided by the Company on January 6, 2021, containing certain information related to a pool of 16,828 solar assets (the “Solar Assets”) as of December 31, 2020 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by Sunrun Vulcan Issuer 2021-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•	The term “Servicing Portal” means the shared site set up by the Company containing information and supporting files for the Selected Assets (defined below).

•	The term “Solar Asset Contract” means the solar power purchase agreement, solar lease agreement, change order documentation, and/or lease agreement disclosure thereto.

•	The term “FICO Support” means extracts of the credit report scores associated with each Selected Asset (defined below) provided by the Company on January 12, 2021.

•

The term “Sales Tax Schedule” means an electronic data file entitled “Vulcan 2021-1 KPMG Sample Selection Updated.xlsx” provided by the Company on January 14, 2021, containing information on sales tax rates incorporated in certain lease payments.

•

The term “PTO Notification” means the notice provided by the Company for the related Solar Asset identifying the date on which the utility provider confirmed the related Selected Assets were granted permission-to-operate (PTO) on the electrical grid.

•

The term “PTO System Screenshots” means the Salesforce screenshots provided by the Company identifying the date on which the related Selected Assets received permission-to-operate on the electrical grid. The PTO System Screenshots and the PTO Notification are herein referred to as the “PTO Support.”

•	The term “System CAD” means the computer aided design (CAD) output files provided by the company detailing the solar system plan details and technical specifications for the related Selected Assets.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Exhibit B.

•	The term “Source Documents” means the Servicing Portal, Solar Asset Contract, FICO Support, Sales Tax Schedule, PTO Support, System CAD and the Instructions.

We were instructed by the Company to perform the agreed-upon procedures described below on the Solar Assets in the Data File:

A.

We were instructed by the Company to randomly select 300 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the attributes listed below in the Data File to or using the corresponding information appearing in the Source Documents (subject to the Instructions). The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions provided by the Company, for each of the specified attributes indicated below, constituted an exception. Exceptions identified in the course of this procedure are listed Exhibit C.

Attribute	Source Documents/Instructions
AR	Servicing Portal
(Contract ID)

CONTRACT_TYPE	Solar Asset Contract
(Contract Type)

CONTRACT_TERM	Solar Asset Contract
(Original Term)

STATE	Solar Asset Contract
(State of Contract)

ZIP_CODE	Solar Asset Contract
(Zip Code)

ESCALATOR	Solar Asset Contract
(Monthly Payment / Price per kWh Escalator)

CONTRACT_RATE	Solar Asset Contract, Instruction 1
(Price per kWh)

INITIAL_MONTHLY_LEASE_PAYMENT	Solar Asset Contract, Instruction 2
(Yr 1 Monthly Payment)

2

Attribute	Source Documents/Instructions
Production Guarantee	Solar Asset Contract, Instruction 3
(Contracted Generation Percent Guaranteed)

PTO_DATE	PTO Support, Instruction 4
(PTO Date)

UTILITY	PTO Support, Instruction 5
(Electrical Utility)

SYSTEM_SIZE	System CAD, Instruction 6
(System Size in kW)

PANEL_MANU	System CAD
(Solar Panel Manufacturer)

INVERTER_MANU	System CAD
(Inverter Manufacturer)

BATTERY_MAKE	System CAD
(Battery Manufacturer)

FICO	FICO Support
(Credit Score)

SEASONING	Instruction 7
(Seasoning)

REMAINING_TERM	Instruction 8
(Remaining Term of Contract)

C.	For each Selected Asset with a Contract type of “Lease,” we were instructed by the Company to:

a.	Recompute an aggregate guaranteed production amount as the sum of each year’s guaranteed production from the Data File (the “Data File Total Guaranteed Production”).

b.	Recompute an aggregate guaranteed production amount as the sum of the guaranteed output schedule in the Solar Asset Contract (the “Contract Total Guaranteed Production”).

c.

Compare the Data File Total Guaranteed Production to the Contract Total Guaranteed Production. We were instructed by the Company to consider the procedure to be in agreement if the Total Guaranteed Production was within the range of -10% to +5% of the Contract Total Guaranteed Production.

Exceptions identified in the course of this procedure are listed in Exhibit C.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

3

The procedures performed were applied based on the information indicated in the Data File, Source Documents, and methodologies provided by the Company, without verification or evaluation of such information, Source Documents, and methodologies by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Solar Assets, (ii) the reasonableness of the information and Source Documents provided by the Company, (iii) the reliability or accuracy of the Source Documents which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements, (ii) the value of collateral securing any such Solar Asset being securitized, (iii) the compliance of the originator of the Solar Asset with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia

March 2, 2021

4

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
1	S-6459678	41	S-6181090	81	S-6172429
2	S-6152837	42	S-6386566	82	S-6317578
3	S-6302514	43	S-6143935	83	S-6121260
4	S-6249286	44	S-6355641	84	S-6443514
5	S-6302038	45	S-5939885	85	S-6463625
6	S-6295807	46	S-5962458	86	S-6158721
7	S-6148444	47	S-6284497	87	S-5971761
8	S-6267158	48	S-6266994	88	S-6219270
9	S-6299625	49	S-6314279	89	S-6272609
10	S-6056650	50	S-6300764	90	S-6209062
11	S-6276424	51	S-6328040	91	S-6340702
12	S-6079551	52	S-6197309	92	S-6293944
13	S-6322931	53	S-6391074	93	S-6179791
14	S-6173656	54	S-6258069	94	S-6405252
15	S-6358267	55	S-6408536	95	S-6288966
16	S-5654497	56	S-6129193	96	S-6229906
17	S-6294402	57	S-6307335	97	S-6286691
18	S-6400299	58	S-6322160	98	S-6298742
19	S-6318847	59	S-6043044	99	S-6354950
20	S-6314503	60	S-6476855	100	S-6267878
21	S-6152445	61	S-6384765	101	S-6181223
22	S-6311128	62	S-6410803	102	S-6277349
23	S-6271047	63	S-6251248	103	S-6361725
24	S-6085894	64	S-6335043	104	S-6088402
25	S-6264081	65	S-6384645	105	S-6198470
26	S-5863388	66	S-6377956	106	S-6418345
27	S-6068200	67	S-6210330	107	S-6337861
28	S-6248249	68	S-6278451	108	S-5985349
29	S-6384148	69	S-6369981	109	S-6076086
30	S-6188632	70	S-6331427	110	S-6198180
31	S-6291565	71	S-6293103	111	S-6065839
32	S-6013005	72	S-5046455	112	S-6005044
33	S-6175756	73	S-6087345	113	S-6347915
34	S-6160599	74	S-6173615	114	S-6346078
35	S-6313788	75	S-6241569	115	S-6381411
36	S-6145601	76	S-6368617	116	S-6163616
37	S-6321798	77	S-6251156	117	S-6230874
38	S-6132456	78	S-6316276	118	S-6257881
39	S-6361288	79	S-6273042	119	S-6413711
40	S-6195851	80	S-6137830	120	S-6354487

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
121	S-6202028	161	S-5900679	201	S-6322375
122	S-6382057	162	S-6205305	202	S-6006447
123	S-6274754	163	S-6073901	203	S-6376653
124	S-6268014	164	S-6127327	204	S-5539076
125	S-6205892	165	S-5989843	205	S-6373618
126	S-6371527	166	S-5872920	206	S-6408188
127	S-6434242	167	S-6418875	207	S-6177363
128	S-6092155	168	S-6223100	208	S-6383990
129	S-6255979	169	S-6294810	209	S-6137024
130	S-6152934	170	S-6327771	210	S-6260598
131	S-6204556	171	S-6430213	211	S-6144490
132	S-6057300	172	S-5999177	212	S-6355935
133	S-6158622	173	S-6164289	213	S-5990462
134	S-6115458	174	S-6345272	214	S-6294956
135	S-6029094	175	S-6218714	215	S-6277183
136	S-6040697	176	S-6231990	216	S-6338097
137	S-6095333	177	S-6308456	217	S-6317831
138	S-6255626	178	S-6110812	218	S-6167974
139	S-6267408	179	S-6335342	219	S-6241891
140	S-6401435	180	S-6308306	220	S-6146104
141	S-5938945	181	S-6180345	221	S-6174904
142	S-6164221	182	S-5941425	222	S-6191122
143	S-6150139	183	S-6299840	223	S-6282191
144	S-6380789	184	S-6329026	224	S-6353843
145	S-6411996	185	S-6385161	225	S-6349069
146	S-6366996	186	S-6186261	226	S-6403142
147	S-6115587	187	S-6113345	227	S-6003004
148	S-6162129	188	S-6133295	228	S-6250700
149	S-6259946	189	S-6260917	229	S-6202552
150	S-6344339	190	S-6417165	230	S-5337712
151	S-6283440	191	S-6350177	231	S-6250243
152	S-6186837	192	S-6254668	232	S-6205200
153	S-6094187	193	S-6276788	233	S-6271754
154	S-6233594	194	S-6242951	234	S-6287151
155	S-6263509	195	S-6382615	235	S-6500000
156	S-6352873	196	S-6425834	236	S-6335976
157	S-6300993	197	S-6312134	237	S-6326863
158	S-6277647	198	S-6147399	238	S-6269528
159	S-6309281	199	S-6178658	239	S-6183284
160	S-6116629	200	S-6138911	240	S-6323578

Exhibit A

The Selected Assets

Selected Asset Number	Contract ID	Selected Asset Number	Contract ID
241	S-6184472	271	S-6206101
242	S-6278465	272	S-6079707
243	S-6016126	273	S-6372496
244	S-6264452	274	S-6221260
245	S-6215173	275	S-6269605
246	S-6322342	276	S-6339154
247	S-6169355	277	S-5984929
248	S-6198998	278	S-6271553
249	S-6370405	279	S-6102166
250	S-6358328	280	S-6152467
251	S-6251396	281	S-6243383
252	S-5645233	282	S-6179450
253	S-6289947	283	S-6277082
254	S-6111773	284	S-6190764
255	S-6317375	285	S-6365351
256	S-6271911	286	S-6179321
257	S-6144673	287	S-6378415
258	S-6123712	288	S-6254685
259	S-6218346	289	S-6259776
260	S-6163731	290	S-6045005
261	S-6257180	291	S-6370567
262	S-6071964	292	S-6328154
263	S-6137431	293	S-6409238
264	S-6260323	294	S-6187671
265	S-6167218	295	S-6319064
266	S-6332837	296	S-6324846
267	S-6194857	297	S-6172875
268	S-6328227	298	S-6068337
269	S-6197219	299	S-6293530
270	S-6134458	300	S-6169744

Exhibit B

Instructions

1.

For the Attribute Price per KwH, for Selected Assets with a Contract Type of “Lease,” recompute as the Yr 1 Monthly Payment, net of sales tax as found in the Sales Tax Schedule, multiplied by 12, divided by the EST_YR1_GEN field in the Data File. Consider the attribute to be in agreement if it is within the range of -10% to +5% of the Source Document value.

2.

For the Attribute Yr 1 Monthly Payment, for Selected Assets with a corresponding Sales Tax in the Sales Tax Schedule, recompute as the Yr 1 Monthly Payment (stated in the Solar Asset Contract) multiplied by the difference of 1 and the corresponding rate found in the Sales Tax Schedule. Do not perform this procedure for Contract Types listed as “PPA,” as this attribute is not applicable to those Selected Assets. Consider the attribute to be in agreement if it is within the range of -10% to +5% of the Source Document value.

3.

For the Attribute Production Guarantee, recompute as the “Year 1 Guaranteed Output” (as stated in the Solar Asset Contract) divided by the “1st Yr. Estimated Performance” (as stated in the Solar Asset Contract). Do not perform this procedure for Contract Types listed as “PPA,” as this attribute is not applicable to those Selected Assets. Consider the Production Guarantee to be in agreement if it is within 1%.

4.

For the Attribute PTO Date, Consider the PTO Date to be in agreement if it is within 15 days. Do not perform this procedure for Selected Contracts with a SYSTEM_STATUS of either “FIN” or “Install” in the Data File.

5.

For the Attribute Electrical Utility, Consider Electrical Utility to be in agreement for Selected Assets with a Data File value of “WMECO,” “CLP” or “NSTAR,” if the corresponding electric utility company is “Eversource” as stated in the PTO Support.

6.	For the Attribute System Size in kW, consider the System Size in kW to be in agreement if it is within 5%.

7.	For the Attribute Seasoning, recompute Seasoning as the difference between the PTO Date and December 31, 2020, in months.

8.	For the Attribute Remaining Term, recompute Remaining Term as the difference between Original Term and Seasoning in months.

B-1

Exhibit C

Exceptions List

Selected Asset Number	Contract ID	Attribute/Procedure	Per Data File	Per Source Document and/or Instruction
8	S-6267158	Contracted Generation Percent Guaranteed	95%	0%
8	S-6267158	Total Guaranteed Production Procedure	261,408.51	0.00
19	S-6318847	Monthly Payment / Price per kWh Escalator	0.00%	2.90%
47	S-6284497	System Size in kW	3.150	2.835
49	S-6314279	Contracted Generation Percent Guaranteed	95%	0%
49	S-6314279	Total Guaranteed Production Procedure	240,238.74	0.00
78	S-6316276	Contracted Generation Percent Guaranteed	95%	0%
78	S-6316276	Total Guaranteed Production Procedure	507,684.84	0.00
78	S-6316276	Yr 1 Monthly Payment	618.59	517.99
78	S-6316276	Price per kWh	0.265	0.213
82	S-6317578	System Size in kW	10.880	10.240
100	S-6267878	Contracted Generation Percent Guaranteed	95%	0%
100	S-6267878	Total Guaranteed Production Procedure	108,568.43	0.00
129	S-6255979	Contracted Generation Percent Guaranteed	95%	0%
129	S-6255979	Total Guaranteed Production Procedure	125,366.15	0.00
149	S-6259946	Solar Panel Manufacturer	Jinko Solar	Canadian Solar
149	S-6259946	System Size in kW	5.760	5.200
154	S-6233594	Solar Panel Manufacturer	Hanwha	Jinko Solar
191	S-6350177	Price per kWh	0.200	0.215
204	S-5539076	Price per kWh	0.160	0.135
230	S-5337712	Price per kWh	0.189	0.129
238	S-6269528	Solar Panel Manufacturer	Jinko Solar	Canadian Solar
285	S-6365351	Contracted Generation Percent Guaranteed	95%	0%
285	S-6365351	Total Guaranteed Production Procedure	102,817.97	0.00
286	S-6179321	Contracted Generation Percent Guaranteed	95%	0%
286	S-6179321	Total Guaranteed Production Procedure	320,806.23	0.00
295	S-6319064	Contracted Generation Percent Guaranteed	95%	0%
295	S-6319064	Total Guaranteed Production Procedure	252,987.30	0.00
298	S-6068337	Solar Panel Manufacturer	Hanwha	Jinko Solar

C-1